INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (1,062,325)		¥ (908,528)
Intangible assets, net	332,317	$ 52,148	507,964
BCA
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	427,010		437,003
NCC
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	531,579		544,018
Trademark and domain name
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	340,053		339,471
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 96,000		¥ 96,000